Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit

The contract or notional amounts of unfunded commitments to extend credit at December 31, 2017, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$28,903	$100,648	$129,551
Corporate and purchasing card loans(a)	26,002	–	26,002
Residential mortgages	216	3	219
Retail credit card loans(a)	106,285	–	106,285
Other retail loans	13,707	23,600	37,307
Covered loans	–	126	126
Other	5,672	–	5,672
(a)	Primarily cancelable at the Company’s discretion.

Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases

Future minimum payments, net of sublease rentals, under capitalized leases and noncancelable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2017:

(Dollars in Millions)	Capitalized Leases	Operating Leases
2018	$17	$277
2019	16	250
2020	14	210
2021	11	185
2022	9	159
Thereafter	35	563

Total minimum lease payments	102	$1,644
Less amount representing interest	34

Present value of net minimum lease payments	68

Summary of Other Guarantees and Contingent Liabilities

The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2017:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$–	$52	$10,857
Third party borrowing arrangements	–	–	7
Securities lending indemnifications	2,912	–	2,828
Asset sales	–	125	6,683
Merchant processing	481	50	95,780
Tender option bond program guarantee	2,507	–	2,337
Minimum revenue guarantees	–	–	7
Other	–	17	1,290

Contract or Notional Amount of Letters of Credit

The contract or notional amount of letters of credit at December 31, 2017, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$4,891	$5,966	$10,857
Commercial	398	24	422